Cover	Jun. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2022
Entity File Number	000-56048
Entity Registrant Name	ECCO AUTO WORLD CORP.
Entity Central Index Key	0001686515
Entity Tax Identification Number	30-0943638
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit C, 4/F, China Insurance Building
Entity Address, Address Line Two	48 Cameron Road
Entity Address, City or Town	Tsim Sha Tsui
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	8134 5953
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EAWC
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	true